REVENUE AND DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF REVENUE FROM SOURCES

The Company has derived its revenue from the sources as summarized in the following:

	December 31, 2024	December 31, 2023	December 31, 2022
Software development	$727,073	$758,307	$761,166
Software license	165,410	200,593	213,749
Software supports	45,513	47,102	71,460
Cloud hosting	48,550	59,926	67,334
Others	12,293	10,933	9,363
	$998,839	$1,076,861	$1,123,072

SCHEDULE OF REVENUE UNDER TIMING

The Company recognized revenues from contracts with customers in accordance with the following timing under IFRS 15:

	December 31, 2024	December 31, 2023	December 31, 2022
Revenue recognized over time	$833,429	$876,268	$909,323
Revenue recognized at a point of time	165,410	200,593	213,749
	$998,839	$1,076,861	$1,123,072

SCHEDULE OF DEFERRED REVENUE

Deferred revenue represents contract liabilities for customer payments received related to services yet to be provided subsequent to the reporting date. Significant changes in deferred revenue during the years ended December 31 are as follows:

	December 31, 2024	December 31, 2023
Deferred revenue, beginning	$131,794	$219,068
Customer payments received attributable to contract liabilities for unearned revenue	141,126	158,711
Revenue recognized from fulfilling contract liabilities	(132,832)	(245,985)
Deferred revenue, ending	$140,088	$131,794